OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS

NOTE 10 – OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS

BioSig Technologies, Inc.

2023 Long-Term Incentive Plan

On December 27, 2022, the Board of Directors of BioSig Technologies, Inc. approved the 2023 Long-Term Incentive Plan (the “2023 Plan”). The 2023 Plan provides for the issuance of options, stock appreciation rights, restricted stock and restricted stock units to purchase up to 876,595 shares, plus any prior plan awards of the Company’s common stock to officers, directors, employees and consultants of the Company. Under the terms of the Plan the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company or a committee thereof administers the Plan and determines the exercise price, vesting and expiration period of the grants under the Plan.

However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on the quoted market price or in absence of such quoted market price, by the administrator in good faith.

Additionally, the vesting period of the grants under the Plan will be determined by the administrator, in its sole discretion, with an expiration period of not more than ten years. At March 31, 2024, there were 259,968 shares available under the 2023 Long-Term Incentive Plan.

Options

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from historical stock prices of the Company. The Company accounts for the expected life of options using the based on the contractual life of options for non-employees.

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.

The following table presents information related to stock options at March 31, 2024:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$ Under 9.99	103,610	6.2	69,762
10.00-19.99	174,150	3.4	76,216
20.00-29.99	85,538	0.1	76,757
30.00-39.99	32,748	0.1	32,748
40.00-49.99	79,842	0.6	79,631
50.00-59.99	14,414	0.1	14,414
60.00-69.99	33,405	0.7	33,405
70.00-79.99	15,772	0.8	15,772
Over 79.99	4,000	0.1	4,000
	543,479	2.5	402,705

A summary of the stock option activity and related information for the Plan for the three months ended March 31, 2024 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2024	603,229	$25.67	6.7	$-
Forfeited/expired	(59,750)	$20.92
Outstanding at March 31, 2024	543,479	$26.19	2.5	$-
Exercisable at March 31, 2024	402,705	$31.12	1.8	$-

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the stock price of BioSig Technologies, Inc. of $0.661 as of March 31, 2024, which would have been received by the option holders had those option holders exercised their options as of that date.

The fair value of all options vesting during the three months ended March 31, 2024 and 2023 of $(2,682) and $257,187, respectively, was charged to current period operations. Unrecognized compensation expense of $178,967 at March 31, 2024 which the Company expects to recognize over a weighted average period of 0.31 years.

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of BioSig Technologies, Inc. at March 31, 2024:

Exercise	Number	Expiration
Price	Outstanding	Date
$3.364	130,363	July 2029
$3.573	1,399,386	May 2025-November 2028
$4.066	25,000	November 2032
$4.455	113,005	June 2028
$4.466	48,980	November 2028
$4.6626	64,982	April 2029
$4.9252	56,307	March 2029
$4.929	76,997	March 2029
$5.1358	116,045	July 2028
$7.181	95,761	July 2028
$7.502	9,846	July 2028
$7.963	88,324	August 2028
$9.000	21,709	June 2027
$9.596	84,390	January 2029
$10.0992	19,118	August 2028
$10.26	51,705	September 2028
$10.4678	84,296	September 2028
$11.30	40,417	October 2028
$13.28	96,198	November 2028
$14.00	174,013	September 2025
$48.00	25,000	February 2025 to July 2026
$61.60	56,892	November 2027
	2,878,734

During the three months ended March 31, 2024, the Company issued warrants to purchase an aggregate of 130,363 shares of its common stock to investors at an exercise price of $3.364 per share that are exercisable six months after the date of issuance and will expire five and one half years after following the date of issuance.

A summary of the warrant activity for three months ended March 31, 2024 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2024	2,748,371	$7.40	3.7	$1,717,104
Issued	130,363	$3.36	5.3	-
Outstanding at March 31, 2024	2,878,734	$7.21	3.6	$-

Vested and expected to vest at March 31, 2024	2,878,734	$7.21	3.6	$-
Exercisable at March 31, 2024	2,683,389	$7.46	3.4	$-

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on warrants with an exercise price less than the company’s stock price of $0.661 of March 31, 2024, which would have been received by the warrant holders had those warrants holders exercised their options as of that date.

The fair value of warrants issued for services during the three months ended March 31, 2024 and 2023 of $0 and was charged to current period operations. Unrecognized compensation expense of $0 at March 31, 2024.

Restricted Stock Units

The following table summarizes the restricted stock activity for the three months ended March 31, 2024:

Restricted shares issued as of January 1, 2024	163,250
Granted	500,000
Vested and issued	(1,500)
Forfeited	(56,750)
Total	605,000
Comprised of:
Vested restricted shares as of March 31, 2024	12,500
Unvested restricted shares as of March 31, 2024	592,500

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

On March 1, 2024, the Company granted 500,000 shares of its common stock to a key consultant, vesting in substantially equal monthly installments over one year, for services rendered, valued at $352,550.

Stock based compensation expense related to restricted stock grants was $(80,047) and $104,704 for the three months ended March 31, 2024 and 2023, respectively. The $(80,047) for the three months ended March 31, 2024 was the result of canceled unvested restricted stock units of terminated employees. As of March 31, 2024, the stock-based compensation relating to restricted stock of $634,367 remains unamortized.

ViralClear Pharmaceuticals, Inc.

2019 Long-Term Incentive Plan

On September 24, 2019, ViralClear’s Board of Directors approved the 2019 Long-Term Incentive Plan (as subsequently amended, the “ViralClear Plan”). The ViralClear Plan was approved by BioSig as ViralClear’s majority stockholder. The ViralClear Plan provides for the issuance of options, stock appreciation rights, restricted stock and restricted stock units to purchase up to 4,000,000 shares of ViralClear’s common stock to officers, directors, employees and consultants of the ViralClear. Under the terms of the ViralClear Plan, ViralClear may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of ViralClear only and nonqualified options. The Board of Directors of ViralClear or a committee thereof (the “Administrator”) administers the ViralClear Plan and determines the exercise price, vesting and expiration period of the grants under the ViralClear Plan.

However, the exercise price of an Incentive Stock Option should not be less than 110% of fair market value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair market value for a grantee who is not 10% stockholder. The fair market value of the common stock is determined based on the quoted market price or in absence of such quoted market price, by the Administrator in good faith.

Additionally, the vesting period of the grants under the ViralClear Plan will be determined by the Administrator, in its sole discretion, with an expiration period of not more than ten years. There are 2,650,071 shares remaining available for future issuance of awards under the terms of the ViralClear Plan.

ViralClear Options

The following table presents information related to stock options at March 31, 2024:

Options Outstanding			Options Exercisable
Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$5.00	25,000	0.25	25,000

The fair value of all options vesting during the three months ended March 31, 2024 of $0; and $0, respectively, was charged to current period operations. Unrecognized compensation expense of $0 at March 31, 2024 will be expensed in future periods.

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

Warrants (ViralClear)

The following table presents information related to warrants (ViralClear) at March 31, 2024:

Exercise	Number	Expiration
Price	Outstanding	Date
$5.00	473,772	November 2027
10.00	6,575	May 2025
	480,347

Restricted stock units (ViralClear)

The following table summarizes the restricted stock activity for the three months ended March 31, 2024:

Restricted shares outstanding at January 1, 2024:	1,078,679
Forfeited	(240,000)
Total restricted shares outstanding at March 31, 2024:	838,679

Comprised of:
Vested restricted shares as of March 31, 2024	678,679
Unvested restricted shares as of March 31, 2024	160,000
Total	838,679

Stock based compensation expense related to restricted stock unit grants of ViralClear was $0 and $14,535 for the three months ended March 31, 2024 and 2023, respectively. As of March 31, 2024, the stock-based compensation relating to restricted stock of $0 remains unamortized.

BioSig AI Sciences, Inc.

Warrants (BioSig AI)

The following table summarizes information with respect to outstanding warrants to purchase common stock of BioSig AI at March 31, 2024:

Exercise	Number	Expiration
Price	Outstanding	Date
$1.00	130,500	June-July 2028

NOTE 10 – OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS

BioSig Technologies, Inc.

2012 Equity Incentive Plan

On October 19, 2012, the Board of Directors of BioSig Technologies, Inc. approved the 2012 Equity Incentive Plan (the “Plan”) and terminated the Long-Term Incentive Plan (the “2011 Plan”). The Plan (as amended) provides for the issuance of options, stock appreciation rights, restricted stock and restricted stock units to purchase up to 1,447,445 shares of the Company’s common stock to officers, directors, employees and consultants of the Company. Under the terms of the Plan the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company or a committee thereof administers the Plan and determines the exercise price, vesting and expiration period of the grants under the Plan.

However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on the quoted market price or in absence of such quoted market price, by the administrator in good faith.

Additionally, the vesting period of the grants under the Plan will be determined by the administrator, in its sole discretion, with an expiration period of not more than ten years. On October 19, 2022, the 2012 Equity Incentive Plan expired.

2023 Long-Term Incentive Plan

On December 27, 2022, the Board of Directors of BioSig Technologies, Inc. approved the 2023 Long-Term Incentive Plan (the “2023 Plan”). The 2023 Plan provides for the issuance of options, stock appreciation rights, restricted stock and restricted stock units to purchase up to 876,595 shares, plus any prior plan awards of the Company’s common stock to officers, directors, employees and consultants of the Company. Under the terms of the Plan the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company or a committee thereof administers the Plan and determines the exercise price, vesting and expiration period of the grants under the Plan.

However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on the quoted market price or in absence of such quoted market price, by the administrator in good faith.

Additionally, the vesting period of the grants under the Plan will be determined by the administrator, in its sole discretion, with an expiration period of not more than ten years. At December 31, 2023, there were 216,718 shares available under the 2023 Long-Term Incentive Plan.

Options

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from historical stock prices of the Company. The Company accounts for the expected life of options using the based on the contractual life of options for non-employees.

For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.

During the years ended December 31, 2023 and 2022, the Company granted an aggregate of 195,710 and 142,800 options to officers, directors and key consultants, respectively.

The following table presents information related to stock options at December 31, 2023:

	Options Outstanding			Options Exercisable
			Weighted
			Average	Exercisable
	Exercise	Number of	Remaining Life	Number of
	Price	Options	In Years	Options
$	Under 9.99	108,110	9.2	41,172
	10.00-19.99	215,150	7.1	78,995
	20.00-29.99	85,538	7.9	73,833
	30.00-39.99	36,748	2.8	36,748
	40.00-49.99	90,092	4.2	88,168
	50.00-59.99	14,414	5.6	14,414
	60.00-69.99	33,405	3.7	33,405
	70.00-79.99	15,772	4.7	15,772
	Over 79.99	4,000	6.4	4,000
		603,229	6.7	386,507

A summary of the stock option activity and related information for the Plan for the two years ended December 31, 2023 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2022	456,852	$45.70	6.9	$-
Grants	142,800	$11.20	10.0	-
Forfeited/expired	(144,100)	$45.40
Outstanding at December 31, 2022	455,552	$45.70	6.9	$-
Grants	195,710	$10.00	10.0	$-
Forfeited/expired	(48,033)	$44.69
Outstanding at December 31, 2023	603,229	$25.67	6.7	$37,671
Exercisable at December 31, 2023	386,507	$33.53	5.9	$35,425

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the stock price of BioSig Technologies, Inc. of $4.75 as of December 31, 2023, which would have been received by the option holders had those option holders exercised their options as of that date.

During the year ended December 31, 2022, the Company granted an aggregate of 142,800 options to purchase the Company’s common stock in connection with services rendered at exercise prices from $4.00 to $17.20 per share for a term of ten years and with vesting from immediate to three years from the date of issuance.

During the year ended December 31, 2023, the Company granted an aggregate of 195,710 options to purchase the Company’s common stock at a weighted average exercise prices from of $2.60 to $13.60 per share for a term of ten years, with vesting from six months to three years from the date of grant.

The following assumptions were used in determining the fair value of options during the years ended December 31, 2023 and 2022:

	2023	2022
Risk-free interest rate	3.32% - 4.54%	1.17% to 4.06%
Dividend yield	0%	0%
Stock price volatility	94.44% to 102.70%	83.83% to 99.29%
Expected life	5 – 6 years	5-10 years
Weighted average grant date fair value	$7.72	$8.00

On March 16, 2022, in connection with the termination of a Company executive, the Company extended the life of 10,000 previously issued options from the contractual 90 days from termination of service to the earlier of the initial life or March 16, 2024. The change in estimated fair value of the modified options of $15,181 was charged to current period operations.

The following assumptions were used in determining the change in fair value of the modified options at March 16, 2022:

Risk-free interest rate	0.44% - 1.95%
Dividend yield	0%
Stock price volatility	83.86%
Expected life	0.25 – 2 years

The fair value of all options vesting during the year ended December 31, 2023 and 2022 of $1,445,915 and $1,829,233, respectively, was charged to current period operations. Unrecognized compensation expense of $997,894 at December 31, 2023 which the Company expects to recognize over a weighted average period of 0.52 years.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of BioSig Technologies, Inc. at December 31, 2023:

Exercise	Number	Expiration
Price	Outstanding	Date
$3.573	1,399,386	May 2025-November 2028
$4.066	25,000	November 2032
$4.455	113,005	June 2028
$4.466	48,980	November 2028
$4.6626	64,982	April 2029
$4.9252	56,307	March 2029
$4.929	76,997	March 2029
$5.1358	116,045	July 2028
$7.181	95,761	July 2028
$7.502	9,846	July 2028
$7.963	88,324	August 2028
$9.000	21,709	June 2027
$9.596	84,390	January 2029
$10.0992	19,118	August 2028
$10.26	51,705	September 2028
$10.4678	84,296	September 2028
$11.30	40,417	October 2028
$13.28	96,198	November 2028
$14.00	174,013	September 2025
$48.00	25,000	February 2025 to July 2026
$61.60	56,892	November 2027
	2,748,371

During the year ended December 31, 2022, the Company issued warrants to purchase an aggregate of 369,393 shares of its common stock to investors and warrants to purchase 32,727 shares of its common stock for engagement services at an average exercise price of $10.90 per share that are exercisable six months after the date of issuance and will expire five and one-half years following the date of issuance.

On November 18, 2022, the Company issued warrants to purchase 25,000 shares of common stock at an exercise price of $4.066 for services. The warrants expire ten years following the date of issuance The fair value of $90,865, determined using the Black-Scholes Option method was charged to current period operations. The assumptions issued in the fair value determination was volatility: 96.26%, estimated life: 10 years and risk-free rate of 3.82%.

During the year ended December 31, 2023, the Company issued warrants to purchase an aggregate of 2,206,367 shares of its common stock to investors and warrants to purchase 126,385 shares of its common stock for engagement services at an average exercise price of $5.31 per share that are exercisable six months after the date of issuance and will expire five and one-half years following the date of issuance.

During the year ended December 31, 2023, the Company issued 4,361 shares of its common stock upon cashless exercise of warrants to purchase an aggregate of 6,098 shares of common stock, pursuant to the formula set forth in such warrants.

A summary of the warrant activity for the two years ended December 31, 2023 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2022	81,897	$57.40	5.3	$-
Issued	427,120	$10.50	4.0	-
Expired	(87,300)	$2.50
Outstanding at December 31, 2022	421,717	$18.90	4.3	$3,960
Issued	2,332,752	$5.31	3.8
Exercised	(6,098)	$4.10	-	-
Outstanding at December 31, 2023	2,748,371	$7.40	3.7	$-

Vested and expected to vest at December 31, 2023	2,748,371	$7.40	3.7	$1,717,104
Exercisable at December 31, 2023	2,465,695	$7.53	3.6	$1,711,424

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on warrants with an exercise price less than the company’s stock price of $4.75 of December 31, 2023, which would have been received by the warrant holders had those warrants holders exercised their options as of that date.

The fair value of warrants issued for services during the year ended December 31, 2023 and 2022 of $0 and $90,865 respectively, was charged to current period operations. Unrecognized compensation expense of $0 at December 31, 2023.

Restricted Stock Units

The following table summarizes the restricted stock activity for the two years ended December 31, 2023:

Restricted shares issued as of January 1, 2022	14,128
Granted	38,750
Vested and issued	(25,917)
Forfeited	(3,000)
Restricted shares issued as of December 31, 2022	23,961
Granted	177,250
Vested and issued	(37,961)
Forfeited	-
Vested restricted shares as of December 31, 2023	-
Unvested restricted shares as of December 31, 2023	163,250

In 2022, the Company granted an aggregate of 38,750 restricted stock units for services with 37,750 vesting from four months to one year and 1,250 upon achievement of certain performance conditions.

On January 29, 2023, in connection with a separation agreement, the Company granted 12,500 restricted stock units vesting at separation date at a fair value of $92,500.

On March 27, 2023, the Company granted an aggregate of 18,750 restricted stock units vesting on March 27, 2024 for services at a fair value of $223,125.

On June 26, 2023, the Company granted an aggregate of 26,000 restricted stock units vesting quarterly over one year for services at a fair value of $301,600.

On August 15, 2023, the Company granted an aggregate of 30,000 restricted stock units, with 5,000 vesting quarterly over one year, and 25,000 vesting on the one-year anniversary, for services at a fair value of $190,920.

On December 28, 2023, the Company granted an aggregate of 90,000 restricted stock units to a member of the Company’s board of directors, based on certain market conditions for services at a fair value of $426,780.

Stock based compensation expense related to restricted stock grants was $601,272 and $358,931 for the year ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the stock-based compensation relating to restricted stock of $741,308 remains unamortized.

ViralClear Pharmaceuticals, Inc.

2019 Long-Term Incentive Plan

On September 24, 2019, ViralClear’s Board of Directors approved the 2019 Long-Term Incentive Plan (as subsequently amended, the “ViralClear Plan”). The ViralClear Plan was approved by BioSig as ViralClear’s majority stockholder. The ViralClear Plan provides for the issuance of options, stock appreciation rights, restricted stock and restricted stock units to purchase up to 4,000,000 shares of ViralClear’s common stock to officers, directors, employees and consultants of the ViralClear. Under the terms of the ViralClear Plan, ViralClear may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of ViralClear only and nonqualified options. The Board of Directors of ViralClear or a committee thereof (the “Administrator”) administers the ViralClear Plan and determines the exercise price, vesting and expiration period of the grants under the ViralClear Plan.

However, the exercise price of an Incentive Stock Option should not be less than 110% of fair market value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair market value for a grantee who is not 10% stockholder. The fair market value of the common stock is determined based on the quoted market price or in absence of such quoted market price, by the Administrator in good faith.

Additionally, the vesting period of the grants under the ViralClear Plan will be determined by the Administrator, in its sole discretion, with an expiration period of not more than ten years. There are 2,650,071 shares remaining available for future issuance of awards under the terms of the ViralClear Plan.

ViralClear Options

A summary of the stock option activity and related information for the ViralClear Plan for the two years ended December 31, 2023 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding at January 1, 2021	125,000	$5.00	7.2
Forfeited/expired	(100,000)	$5.00
Outstanding at December 31, 2022	25,000	$5.00	1.5
Forfeited/expired	-
Outstanding at December 31, 2023	25,000	$5.00	0.5
Exercisable at December 31, 2023	25,000	$5.00	0.5

The following table presents information related to stock options at December 31, 2023:

Options Outstanding			Options Exercisable
Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$5.00	25,000	0.5	25,000

The fair value of the stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities with the market value of stock price based on recent sales. The Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.

Warrants (ViralClear)

The following table presents information related to warrants (ViralClear) at December 31, 2023:

Exercise	Number	Expiration
Price	Outstanding	Date
$5.00	473,772	November 2027
10.00	6,575	May 2025
	480,347

Restricted stock units (ViralClear)

The following table summarizes the restricted stock activity for the two years ended December 31, 2023:

Restricted shares outstanding at January 1, 2022:	1,318,679
Forfeited	(240,000)
Restricted shares outstanding at December 31, 2022	1,078,679
Forfeited	-
Total restricted shares outstanding at December 31, 2023:	1,078,679

Comprised of:
Vested restricted shares as of December 31, 2022	678,679
Unvested restricted shares as of December 31, 2022	400,000
Total	1,078,679

Stock based compensation expense related to restricted stock unit grants of ViralClear was $(1,941,861) and $(1,072,094) for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the stock-based compensation relating to restricted stock of $0 remains unamortized.

BioSig AI Sciences, Inc.

Warrants (BioSig AI)

The following table summarizes information with respect to outstanding warrants to purchase common stock of BioSig AI at December 31, 2023:

Exercise	Number	Expiration
Price	Outstanding	Date
$1.00	130,500	June-July 2028

In June and July 2023, the BioSig AI issued warrants to purchase an aggregate of 130,500 shares of its common stock for investment banking services at an exercise price of $1.00 per share that are exercisable immediately and will expire five years following the date of issuance.

A summary of the warrant activity for the year ended December 31, 2023 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term
Outstanding at December 31, 2022	-	-	-
Issued	130,500	$1.00	5.0
Outstanding at December 31, 2023	130,500	$1.00	5.0

Vested and expected to vest at December 31, 2023	130,500	$1.00	4.5
Exercisable at December 31, 2023	130,500	$1.00	4.5